Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of accounts payable

	December 31,
Description	2024	2023

Accounts payable	4,624,784	3,077,225
Accounts payable – Notes	511,389	401,702
Accounts payable – Convertible to equity	173,448	119,841
	5,309,621	3,598,768

Current	4,147,225	2,277,841
Non-current	1,162,396	1,320,927